Aggregate Contractual Maturity of Debt (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
2013	$ 1,209
2014	1,761
2015	303
2016	90
2017	263
Thereafter	1,232
Total debt, including unamortized discount	4,858
Less: Unamortized discount	87
Long-term Debt	4,771	4,856
Manufacturing Operations
Debt Instrument [Line Items]
2013	176
2014	1,609
2015	26
2016	11
2017	10
Thereafter	1,160
Total debt, including unamortized discount	2,992
Less: Unamortized discount	87
Long-term Debt	2,905	1,980
Financial Services Operations
Debt Instrument [Line Items]
2013	1,033
2014	152
2015	277
2016	79
2017	253
Thereafter	72
Total debt, including unamortized discount	1,866
Less: Unamortized discount	0
Long-term Debt	$ 1,866	$ 2,876